PENSION AND OTHER POST-RETIREMENT BENEFITS (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
PENSION AND OTHER POST-RETIREMENT BENEFITS
Cost of defined contribution plans	$ 27,100,000	$ 26,600,000	$ 25,800,000
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	80,208,000	61,272,000
Pension and post-retirement benefits	(473,688,000)	(454,998,000)
Pension Benefits
Pension and other postretirement benefits
Service cost	24,206,000	21,998,000	18,004,000
Interest cost	50,282,000	48,305,000	47,251,000
Expected return on plan assets	(62,989,000)	(55,128,000)	(52,296,000)
Amortization of prior service cost	(607,000)	(607,000)	(607,000)
Recognized actuarial (gain) loss	16,633,000	16,133,000	5,142,000
Settlement charge		1,192,000	6,788,000
Curtailment charge		131,000
Special termination cost		386,000
Net periodic cost	27,525,000	32,410,000	24,282,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	(52,500,000)	(1,800,000)
Unrecognized actuarial gains (losses)	(334,000,000)	(289,400,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	5,100,000
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	20,100,000
Change in benefit obligation:
Benefit obligation at beginning of year	878,630,000	785,560,000
Service cost	24,206,000	21,998,000	18,004,000
Interest cost	50,282,000	48,305,000	47,251,000
Plan amendments	(51,283,000)
Special termination cost		386,000
Actuarial loss	84,958,000	64,231,000
Benefits paid	(44,167,000)	(41,850,000)
Benefit obligation at end of year	942,626,000	878,630,000	785,560,000
Change in plan assets:
Fair value of plan assets at beginning of year	802,449,000	689,759,000
Actual return on plan assets	86,748,000	81,993,000
Employer contributions	25,893,000	72,547,000
Benefits paid	(44,167,000)	(41,850,000)
Fair value of plan assets at end of year	870,923,000	802,449,000	689,759,000
Funded status at end of year	(71,703,000)	(76,181,000)
Amounts recognized in the Consolidated Statements of Financial Position
Pension assets	80,208,000	61,272,000
Accrued expenses	(2,924,000)	(3,273,000)
Pension and post-retirement benefits	(148,987,000)	(134,180,000)
Net amount recognized	(71,703,000)	(76,181,000)
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	151,900,000	139,400,000
Accumulated benefit obligation	133,200,000	113,100,000
Fair value of plan assets	0	2,000,000
Pension Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	22
Pension Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	8
Post-retirement Benefits
Pension and other postretirement benefits
Service cost	2,219,000	2,477,000	2,262,000
Interest cost	18,891,000	20,703,000	22,464,000
Amortization of prior service cost	4,341,000	4,341,000	5,505,000
Recognized actuarial (gain) loss	(4,000)	2,377,000	(841,000)
Special termination cost		109,000
Net periodic cost	25,447,000	30,007,000	29,390,000
Amounts recognized in accumulated other comprehensive loss
Unrecognized prior service cost (credit)	19,000,000	25,500,000
Unrecognized actuarial gains (losses)	(25,200,000)	(17,900,000)
Amount of prior service credit (cost) included in accumulated other comprehensive loss expected to be recognized during next year	(3,600,000)
Amount of actuarial loss included in accumulated other comprehensive loss expected to be recognized during next year	0
Change in benefit obligation:
Benefit obligation at beginning of year	346,707,000	346,106,000
Service cost	2,219,000	2,477,000	2,262,000
Interest cost	18,891,000	20,703,000	22,464,000
Plan amendments	(2,082,000)
Special termination cost		109,000
Actuarial loss	7,276,000	2,446,000
Benefits paid	(21,877,000)	(25,134,000)
Benefit obligation at end of year	351,134,000	346,707,000	346,106,000
Medicare Part D subsidy receipts	2,800,000	4,200,000
Change in plan assets:
Employee contributions	2,749,000	2,362,000
Employer contributions	26,120,000	29,304,000
Benefits paid	(28,869,000)	(31,666,000)
Funded status at end of year	(351,134,000)	(346,707,000)
Amounts recognized in the Consolidated Statements of Financial Position
Accrued expenses	(26,433,000)	(25,889,000)
Pension and post-retirement benefits	(324,701,000)	(320,818,000)
Net amount recognized	$ (351,134,000)	$ (346,707,000)
Post-retirement Benefits | Maximum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	19
Post-retirement Benefits | Minimum
Pension and other postretirement benefits
Amortization period of actuarial gains and losses and any adjustments resulting from plan amendments (in years)	7